Other Intangible Assets - Others (Details) € in Thousands, $ in Thousands		12 Months Ended
	Jun. 15, 2022	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	[1]
Intangible assets
Other intangible assets		€ 2,926,132	€ 2,832,196	[1]			€ 2,949,147
Intangible asset purchase commitments | $					$ 0	$ 0
Profit (loss) incurred on disposals of intangible assets		€ (144)	€ (283)
Access Biologicals LLC
Intangible assets
Amortization period, intangible assets	14 years
Currently marketed products | Biotest AG
Intangible assets
Amortization period, intangible assets		30 years
Currently marketed products | Talecris
Intangible assets
Amortization period, intangible assets		30 years
Residual useful life		16 years 5 months	17 years 5 months
Currently marketed products | Progenika
Intangible assets
Amortization period, intangible assets		10 years
Customer-related intangible assets | Access Biologicals LLC
Intangible assets
Amortization period, intangible assets		14 years
Capitalised development costs in progress
Intangible assets
Other intangible assets		€ 1,471,975	€ 1,366,893
Capitalised development costs in progress | Biotest AG
Intangible assets
Other intangible assets		878,872	861,950
Capitalised development costs in progress | Alkahest Inc
Intangible assets
Other intangible assets		302,433	284,341
Self-constructed
Intangible assets
Other intangible assets		€ 106,902	€ 50,043

[1]	Restated figures (Note 2.d)